Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables

20 Trade and other payables

	2025	2024
	$m	$m
Current liabilities
Trade payables	3,820	3,640
Value-added and payroll taxes and social security	580	401
Rebates, chargebacks, returns and other revenue accruals	9,681	7,805
Clinical trial accruals	1,780	1,419
Other accruals	7,258	6,463
Collaboration Revenue contract liabilities	–	7
Vaccine contract liabilities	142	119
Deferred government grant income	2	–
Contingent consideration	346	1,170
Other payables	1,671	1,441
Total	25,280	22,465
Non-current liabilities
Accruals	85	65
Deferred government grant income	55	–
Contingent consideration	204	581
Other payables	2,035	1,124
Total	2,379	1,770

Included within Rebates, chargebacks, returns and other revenue accruals are contract liabilities of $63m (2024: $114m). The revenue recognised in the year from opening contract liabilities is $107m, comprising $100m relating to other revenue accruals and $7m Collaboration Revenue contract liabilities. The major markets with Rebates, chargebacks, returns and other revenue accruals are the US where the liability at 31 December 2025 amounted to $5,941m (2024: $4,978m), of which Rare Disease comprises $336m (2024: $240m), and China where the liability at 31 December 2025 amounted to $619m (2024: $532m).

Trade payables includes $100m (2024: $105m) due to suppliers that have signed up to a supply chain financing programme, under which the suppliers can elect on an invoice-by-invoice basis to receive a discounted early payment from the relationship bank rather than being paid in line with the agreed payment terms. If the option is taken, the Group’s liability is assigned by the supplier to be due to the relationship bank rather than the supplier. The value of the liability payable by the Group remains unchanged. The Group assesses the arrangement against indicators to assess if debts which vendors have sold to the funder under the supplier financing scheme continue to meet the definition of trade payables or should be classified as borrowings. At 31 December 2025, the payables met the criteria of Trade payables. The supply chain financing programme operates in the US, UK, Sweden, China and Germany, and as at 31 December 2025, the programme had 310 suppliers enrolled across these countries.

Vaccine contract liabilities relate to amounts received from customers, primarily government bodies, in advance of supply of product.

Included within current Other payables are liabilities relating to future sales related payments to Daiichi Sankyo totalling $673m (2024: $377m) resulting from the collaboration agreement in relation to Enhertu entered into in March 2019. Additionally, included within non-current Other payables are liabilities relating to future sales related payments totalling $579m (2024: $456m) as a result of the Enhertu collaboration agreement, $499m (2024: $462m) owed to Bond Avillion 2 Development LP as a result of the Airsupra collaboration agreement entered into in March 2018 and $201m (2024: $nil) owed to MSD as a result of the Koselugo collaboration agreement entered into in 2017 and amended in August 2025.

In November 2020, Calquence received marketing approval in the European Union, which removed all remaining conditionality in respect of the Acerta Pharma put and call options regarding the non-controlling interest; the option was exercised in April 2021. The payments were made in similar annual instalments in 2022 through to 2024, with the final payment of $833m made in 2024. Interest arising from amortising the liability was included within Finance expense (see Note 4). The associated cash flows were disclosed as financing activities within the Consolidated Statement of Cash Flows.

With the exception of Contingent consideration payables of $550m (2024: $1,751m) which are held at fair value within Level 3 of the fair value hierarchy as defined in Note 13, all other financial liabilities are held at amortised cost with carrying value being a reasonable approximation of fair value.

Contingent consideration

	2025	2024	2023
	$m	$m	$m
At 1 January	1,751	2,137	2,222
Additions through business combinations	–	198	60
Settlements	(1,164)	(1,008)	(826)
Revaluations	(97)	311	549
Discount unwind (Note 4)	60	113	132
At 31 December	550	1,751	2,137

Contingent consideration arising from business combinations is fair valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

Revaluations of Contingent consideration are recognised in Selling, general and administrative expense and include a decrease of $44m in 2025 (2024: increase of $260m; 2023: increase of $520m) based on revenue and royalty forecasts, relating to the acquisition of BMS’s share of the Global Diabetes Alliance. Discount unwind on the liability is included within Finance expense (see Note 4).

The discount rates used for the Contingent consideration balances range from 5% to 8%. The most significant Contingent consideration balance is the Global Diabetes Alliance which is discounted at 8% and is reviewed against comparable benchmarks on a regular basis.

Management has identified that reasonably possible changes in certain key assumptions, including the likelihood of achieving successful trial results, obtaining regulatory approval, the projected market share of the therapy area and expected pricing for launched products, may cause the calculated fair value of the above contingent consideration to vary materially in future years.

The contingent consideration balance relating to BMS’s share of Global Diabetes Alliance of $257m (2024: $1,309m; 2023: $1,945m) is due for final payment in 2026.

The maximum development and sales milestones payable under outstanding Contingent consideration arrangements arising on business combinations are as follows:

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen Sarl	2013	Milestones	171
Amplimmune, Inc.	2013	Milestones	150
Almirall, S.A.	2014	Milestones and royalties	345
Fusion Pharmaceuticals, Inc.	2024	Milestones	304
Gracell Biotechnologies, Inc.	2024	Milestones	149

The amount of royalties payable under the arrangements is inherently uncertain and difficult to predict, given the direct link to future sales and the range of outcomes. The maximum amount of royalties payable in each year is with reference to net sales.